CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
CAPITAL STRUCTURE
13.	CAPITAL STRUCTURE
Immediately prior to the Organizational Transactions, Studio City International’s authorized share ca
p
ital was 200,000 shares of $1 par value per share and 18,127.94 ordinary shares were issued and fully paid.
In October 2018, in connection with the Organizational Transactions, Studio City International amended and restated the memorandum and articles of association to, among other things, authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $0.0001 each. Studio City International’s authorized share capital of $200 was divided into 2,000,000,000 shares comprising of 1,927,488,240 Class A ordinary shares and 72,511,760 Class B ordinary shares of a par value of $0.0001 each. The 60
% equity interest in Studio City International held directly by MCO Cotai prior to the Organizational Transactions was reclassified into 108,767,640 Class A ordinary shares while the 40%

equity interest in Studio City International held directly by New Cotai prior to the Organizational Transactions was exchanged for 72,511,760 Class B ordinary shares.
Each Class A ordinary share and each Class B ordinary share entitles its holder to one vote on all matters to be voted on by shareholders generally and holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all matters presented to the shareholders for their vote or approval, except as otherwise required by applicable law or the memorandum of association and articles of association. The Class A ordinary shares and the Class B ordinary shares have the same rights, except that holders of the Class B ordinary shares only have voting and no economic rights to receive dividends or distribution upon the liquidation or winding up of Studio City International. In addition, pursuant to the terms of the Participation Agreement, New Cotai has a non-voting,
non-shareholding
economic Participation Interest in MSC Cotai, which entitles New Cotai to receive from MSC Cotai an amount equal to a certain percentage of the MSC Cotai’s Distribution, subject to adjustments, exceptions and conditions as set out in the Participation Agreement. The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically canceled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares.
On October 22, 2018, Studio City International completed the Offering of 28,750,000 ADSs
,
 representing 115,000,000 Class A ordinary shares, and together with the concurrent private placement of 800,376 Class A ordinary shares to Melco International to effect an assured entitlement distribution, a total of 115,800,376 Class A ordinary shares were issued with gross proceeds amounting to $361,876 and offering expenses of $16,573.
On November 19, 2018, pursuant to the full exercise by the underwriters of the over-allotment option, Studio City International issued an additional 4,312,500 ADSs, representing 17,250,000 Class A ordinary shares with gross proceeds amounting to $53,906.

During July
 and

August 2020
, Studio City International
announced and
completed the Private Placements of
72,185,488
Class A ordinary shares and
14,087,299
ADSs
 (
representing
56,349,196
Class A ordinary shares
)
to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $
500,000
and offering expenses of $
1,052
.
As of December 31, 2020 and 2019, Studio City International had 370,352,700 and 241,818,016 Class A ordinary shares and 72,511,760 and 72,511,760 Class B ordinary shares issued and outstanding, respectively.
For the preparation of the accompanying consolidated financial statements, Studio City International has retrospectively presented the share capital as if the Organizational Transactions had occurred at the beginning of
2018
. Such retrospective presentation reflects the redesignation of the then issued 18,127.94 ordinary shares of $1 par value each into 181,279,400 Class A ordinary shares of $0.0001 par value each. Further information is included in Note 2(v).